Segment Report - Schedule of Segment Report (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired				30.00%
Tax rate included in South Deep	30.00%	30.00%
Share of loss of associates after taxation included in other income	$ (1.3)	$ (2.3)	[1]	$ (5.7)	[1]
Profit on disposal of investments	0.0	2.3	[1]	0.1	[1]
Other income/cost [member]
Disclosure of operating segments [line items]
Share of loss of associates after taxation included in other income	(1.3)
Corporate related costs	$ 9.0
Other income [member]
Disclosure of operating segments [line items]
Share of loss of associates after taxation included in other income		(2.3)
Profit on disposal of investments		2.3
Corporate related costs		$ 23.1
Cost [member]
Disclosure of operating segments [line items]
Share of loss of associates after taxation included in other income				(5.7)
Profit on disposal of investments				0.1
Corporate related costs				$ 6.2

[1]	As Restated - Refer note 40 for further details.